Financial instruments and fair value disclosures - Interest rate, credit and foreign exchange risk (Details) £ in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 GBP (£)
Accumulated impairment
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 0
Currency risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position | £		£ 117,530
Percentage of reasonably possible increase or decrease in exchange rates against functional currency	11.39%	11.39%
Total effect on Loss of +ve movements	$ (13,388,000)
Total effect on Loss of -ve movements	$ 13,388,000
Currency risk | UK Subsidiary
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position | £		£ 117,530
Reasonable shift
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase or decrease in exchange rates against functional currency	11.39%	11.39%